Summary of Significant Accounting Policies - Government grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other income
Government grants	$ 244	¥ 1,699	¥ 1,886	¥ 698